Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document Type	6-K
Entity Central Index Key	0001534248
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity File Number	001-38807
Entity Registrant Name	CHEMOMAB THERAPEUTICS LTD.
Entity Address, Address Line One	Kiryat Atidim
Entity Address, Address Line Two	Building 7
Entity Address, City or Town	Tel-Aviv
Entity Address, Country	IL